COMMITMENTS (Details 2) (Mentor lease facility, USD $) In Millions, unless otherwise specified	0 Months Ended
	Sep. 09, 2005	Dec. 28, 2013 Long-term retirement benefits and other liabilities
Guarantor Obligations
Term of lease financing for commercial facility	10 years
Residual value guarantee	$ 31.5
Refinancing of lessor debt	11.5
Aggregate amount of lease commitment		$ 19